Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events (Abstract)
Subsequent Events

13.Subsequent Events

(a)On July 2, 2012 the Company drew down $13,800 on an 8 year loan agreed in January, 2012, relating to the financing of the first DP2 suezmax shuttle tanker, expected to be delivered in the first quarter of 2013.

(b)On August 3, 2012, the Company declared a quarterly dividend of $0.15 per share payable on September 14, 2012 to shareholders of record as of September 7, 2012.

(c)On August 16, 2012, the Company drew down $13,800 on an 8 year loan, agreed in May 2012 relating to the financing of the second DP2 suezmax shuttle tanker, expected to be delivered in the second quarter of 2013.